Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Nov. 30, 2012	Oct. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 20, 2012
Summary of Stockholders' Equity Disclosure [Line Items]
Preferred stock authorized (in shares)			25,000,000
Preferred stock issued (in shares)			0
Preferred stock outstanding (in shares)			0
Stock Issued During Period, Shares, New Issues (in shares)	25,300,000
Share Price						$ 4.00
Proceeds from issuance of common stock	$ 96.4		$ 0	$ 96.4	$ 0
Stock Repurchase Program, Authorized Amount		150.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount			125.6
Line of Credit Facility, Dividend Restrictions			The Company’s Credit Facility contains certain restrictive covenants with respect to the Company’s payment of dividends. Under these covenants, dividends are permitted provided (i) availability exceeds $247.5 or (ii) availability exceeds $192.5 and the Company meets a fixed charge coverage ratio of one to one as of the most recently ended fiscal quarter. If the Company cannot meet either of these thresholds, dividends would be limited to $12.0 annually.
Revolving Credit Facility [Member]
Summary of Stockholders' Equity Disclosure [Line Items]
Amount Of Threshold Under Credit Facility, Dividend Restriction, Unlimited			247.5
Amount Of Threshold Under Credit Facility, Dividend Restriction, Unlimited with Financial Covenant Compliance			192.5
Availability under credit facility exceeds			247.5
Maximum [Member] | Revolving Credit Facility [Member]
Summary of Stockholders' Equity Disclosure [Line Items]
Dividends would be limited to this amount annually			$ 12.0